Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Schedule Number Of Options Outstanding

	2011	2010
1996 Plan	3,663	4,231
1998 Plan	123	472
1999 Plan	3,364	4,073
2006 LTIP	12,301	9,432

Total	19,451	18,208

Schedule Of Total Employee And Non-Employee Stock Options Outstanding Vested And Expected To Vest And Exercisable

	No. of Options	WAEP(1)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In millions)
Outstanding at December 31, 2009	18,227	$15.57
Exercised	(163)	2.54
Granted	2,422	6.74
Forfeited	(440)	9.28
Expired	(1,838)	30.71

Outstanding at December 31, 2010	18,208	$13.14
Exercised	(713)	6.22
Granted	4,241	7.62
Forfeited	(489)	8.84
Expired	(1,796)	32.01

Outstanding at December 31, 2011	19,451	$10.55	5.7	$87.2

Vested and expected to vest at December 31, 2011	18,821	$10.66	5.6	$83.2

Exercisable at December 31, 2011	13,891	$11.51	4.4	$53.7

(1)	Weighted-average exercise price

Schedule Of Range Of Exercise Prices And Weighted-Average Remaining Contractual Life Of Outstanding And Exercisable Options

	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP
	(In thousands)	(In years)		(In thousands)	(In years)
$1.93-$10.00	11,907	6.4	$6.65	6,791	4.6	$6.17
$10.01-$25.00	6,094	4.4	14.47	5,845	4.2	14.59
$25.01-$35.80	1,450	5.1	26.12	1,255	4.9	26.10

$1.93-$35.80	19,451	5.7	$10.55	13,891	4.4	$11.51

Schedule Of Fair Value Of Options Granted Using Weighted-Average Assumptions

	2011	2010	2009
Risk-free interest rate	1.56%	2.04%	1.55%
Expected volatility	52.4%	65.4%	92.0%
Expected dividend yield	—	—	—
Expected life (1)	—	—	—

(1)

The expected lives of options granted in 2011, as derived from the output of the binomial model, ranged from 4.8 years to 7.5 years (2010: 4.8 years to 7.5 years; 2009: 4.5 years to 7.3 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Schedule Of Restricted Stock Units

	No. of RSUs	Weighted-Average Grant Date Fair Value
	(In thousands)
Non-vested at December 31, 2009	3,020	$14.06
Granted	2,957	6.87
Vested	(781)	17.81
Forfeited	(554)	9.65

Non-vested at December 31, 2010	4,642	$9.38
Granted	3,312	6.82
Vested	(3,052)	9.47
Forfeited	(1,000)	7.45

Non-vested at December 31, 2011	3,902	$7.63

Schedule Of Assumptions Used To Calculate Estimated Fair Values Of Options Granted

	2011	2010	2009
Weighted-average share price	$8.00	$5.61	$6.57
Weighted-average exercise price	$6.80	$4.77	$5.58
Expected volatility(1)	49.7%	63.9%	84.6%
Expected life	6 months	6 months	3 months
Expected dividend yield	—	—	—
Risk-free interest rate	0.16%	0.21%	0.15%

(1)	The expected volatility was determined based on the implied volatility of traded options on our stock.

Schedule Of Share-Based Compensation Expense

	2011	2010	2009
Cost of sales	$1.1	$1.6	$2.2
Selling, general and administrative expenses	16.6	17.4	17.0
Research and development expenses	14.9	11.5	11.8
Other net charges	1.1	1.0	1.7
Net gain/(loss) on divestment of business	1.6	—	(1.2)

Total	$35.3	$31.5	$31.5

Schedule Of Share-Based Compensation Arose Under Awards

	2011	2010	2009
Stock options	$14.0	$13.4	$16.8
RSUs	20.7	17.2	13.6
EEPP	0.6	0.9	1.1

Total	$35.3	$31.5	$31.5